UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22508

Aberdeen Emerging Markets Debt Local Currency Fund, Inc.

(Exact name of registrant as specified in charter)

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Address of principal executive offices) (Zip code)

Lucia Sitar, Esq.

c/o Aberdeen Asset Management Inc

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 839-5205

Date of fiscal year end: December 31st

Date of reporting period: July 1, 2011 – June 30, 2012

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2011 TO JUNE 30, 2012

There is no proxy voting activity for the Fund because the Fund was not operational and had not commenced investment operations as of June 30, 2012.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Aberdeen Emerging Markets Debt Local Currency Fund, Inc.

By (Signature and Title):	/s/Lucia Sitar
Lucia Sitar
Sole Director

Date:  February 20, 2013